UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21224

Investment Company Act File Number

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Bond Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.1%

Security	Principal Amount (000’s omitted)	Value
Education — 19.6%
University of Michigan, 5.00%, 4/1/48(1)	$3,500	$4,097,170
Wayne State University, 5.00%, 11/15/40	275	307,269

		$4,404,439

Electric Utilities — 3.3%
Michigan Public Power Agency, 5.00%, 1/1/43	$700	$734,958

		$734,958

Escrowed/Prerefunded — 6.2%
Comstock Park Public Schools, Prerefunded to 5/1/21, 5.25%, 5/1/33	$60	$65,507
Kalamazoo Hospital Finance Authority, (Bronson Healthcare Group), Prerefunded to 5/15/21, 5.25%, 5/15/33	430	469,367
Lansing Community College, Prerefunded to 5/1/22, 5.00%, 5/1/30	770	855,893

		$1,390,767

General Obligations — 44.2%
Buchanan Community Schools, 4.00%, 5/1/31	$500	$521,155
Comstock Park Public Schools, 5.125%, 5/1/31	205	221,757
Comstock Park Public Schools, 5.25%, 5/1/33	105	113,791
Jackson Public Schools, 5.00%, 5/1/48	2,150	2,410,429
Lansing Community College, 5.00%, 5/1/30	230	253,867
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,460,568
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	775,935
Trenton Public Schools, 5.00%, 5/1/42	2,150	2,460,374
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	709,676

		$9,927,552

Hospital — 21.5%
Grand Traverse Hospital Finance Authority, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	$750	$822,757
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	805,133
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	810,997
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	548,585
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	750,750
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,096,280

		$4,834,502

Security	Principal Amount (000’s omitted)	Value
Insured – Bond Bank — 3.2%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$718,823

		$718,823

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$634,504

		$634,504

Insured – Escrowed/Prerefunded — 15.8%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,135	$1,210,750
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,322,721

		$3,533,471

Insured – General Obligations — 14.5%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$556,180
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	830,070
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,308,374
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	550,080

		$3,244,704

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$615	$140,620

		$140,620

Insured – Water and Sewer — 9.1%
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	$1,500	$1,678,305
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	363,406

		$2,041,711

Water and Sewer — 17.3%
Grand Rapids, Sanitary Sewer System Revenue, 5.00%, 1/1/28	$605	$724,215
Grand Rapids, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	2,881,425
Port Huron, Water Supply System, 5.25%, 10/1/31	250	272,103

		$3,877,743

Total Tax-Exempt Investments — 158.1% (identified cost $33,808,747)		$35,483,794

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (30.1)%		$(6,744,118)

Other Assets, Less Liabilities — (28.1)%		$(6,298,685)

Net Assets Applicable to Common Shares — 100.0%		$22,440,991

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 29.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 10.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$35,483,794	$—	$35,483,794
Total Investments	$—	$35,483,794	$—	$35,483,794

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In April 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Municipal Bond Fund (Municipal Bond Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of Municipal Bond Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018